Income Tax Expense - Reconciliations of Effective Income Tax Rates (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Profit before tax	¥ 831,892	¥ 1,118,976	¥ 880,352
Income tax expense	¥ 184,306	¥ 229,378	¥ 139,766
Effective income tax rate	22.20%	20.50%	15.90%
Effective statutory tax rate in Japan	30.60%	30.90%	30.90%
Nontaxable dividends received	(4.80%)	(0.80%)	(1.00%)
Non-Japanese earnings	(3.00%)	(3.60%)	(1.90%)
Tax impact of impairment losses and reversal of impairment losses for investments in associates and joint ventures-net	1.80%	0.30%	0.50%
Tax impact of share of post-tax profit in associates and joint ventures	(1.50%)	(1.40%)	(1.00%)
Gains on step acquisition of subsidiaries and associates and joint ventures which were not taxable	1.00%		(0.70%)
Effect of the change in the write-down of deferred tax assets on the current fiscal year income tax expense	(0.80%)	(5.70%)	(15.10%)
Tax impact of impairment losses of goodwill		0.80%	2.60%
Others-net	(1.10%)		1.60%
Effective income tax rate	22.20%	20.50%	15.90%